CASH AND CASH EQUIVALENTS - Interest rates on cash and cash equivalents (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Rupiah | Minimum
CASH AND CASH EQUIVALENTS
Interest rate on time deposits	0.53%	0.53%
Rupiah | Maximum
CASH AND CASH EQUIVALENTS
Interest rate on time deposits	7.08%	7.25%
Foreign currencies | Minimum
CASH AND CASH EQUIVALENTS
Interest rate on time deposits	1.01%	2.55%
Foreign currencies | Maximum
CASH AND CASH EQUIVALENTS
Interest rate on time deposits	5.25%	6.00%